Deposits and other borrowings	12 Months Ended
Sep. 30, 2023
Deposits and other borrowings
Deposits and other borrowings

Deposits and other funding arrangements

Note 12. Deposits and other borrowings

Accounting policy

Deposits and other borrowings are initially recognised at fair value and subsequently either measured at amortised cost using the effective interest method or at fair value.
Deposits and other borrowings are designated at fair value if they are managed on a fair value basis, reduce or eliminate an accounting mismatch or contain an embedded derivative.

Where they are measured at fair value, any changes in fair value (except those due to changes in credit risk) are recognised in the income statement. The change in the fair value that is attributable to changes in credit risk is recognised in OCI except where it would create an accounting mismatch, in which case it is also recognised in the income statement.

Refer to Note 22 for balances measured at fair value and amortised cost.
Interest expense incurred is recognised in net interest income using the effective interest method. Non-interest bearing relates to instruments which do not carry an entitlement to interest.

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Australia
Certificates of deposit	32,947	30,507	32,947	30,507
Non-interest bearing, repayable at call[1]	98,615	94,632	98,615	94,632
Other interest bearing - transactions[1]	119,621	133,390	119,621	133,390
Other interest bearing - savings	195,325	179,702	195,325	179,702
Other interest bearing term	144,220	127,921	144,220	127,921
Total Australia	590,728	566,152	590,728	566,152
New Zealand
Certificates of deposit	2,247	2,588	-	-
Non-interest bearing, repayable at call	11,183	12,674	-	-
Other interest bearing - transactions	8,729	8,819	-	-
Other interest bearing - savings	18,558	18,698	-	-
Other interest bearing term	35,827	28,423	-	-
Total New Zealand	76,544	71,202	-	-
Other overseas
Certificates of deposit	12,023	13,200	12,023	13,200
Non-interest bearing, repayable at call	1,358	1,178	548	473
Other interest bearing - transactions	789	936	573	754
Other interest bearing - savings	1,003	947	883	815
Other interest bearing term	5,723	5,514	5,602	5,351
Total other overseas	20,896	21,775	19,629	20,593
Total deposits and other borrowings	688,168	659,129	610,357	586,745

1.Comparatives has been revised to align to current year presentation.

Note 12. Deposits and other borrowings (continued)

Certificates of deposit and term deposits

Uninsured deposits refer to deposits that are in excess of, or ineligible for, a government based deposit insurance scheme in their relevant country of domicile. For the Group, this primarily relates to deposit in excess of, or ineligible for, the Australian Government’s Financial Claims Scheme (FCS) limit. Uninsured time deposits are deposits which are subject to contractual maturity requirements prior to withdrawal. The table below shows the time deposits by categories and remaining maturity:

		Over	Over
Consolidated	Up to	3 months to	6 months to	Over
$m	3 months	6 months	1 year	1 year	Total
Certificates of deposit in excess of insured amounts
Australia	16,801	15,689	436	21	32,947
New Zealand	1,396	600	251	-	2,247
Other overseas	2,677	5,603	3,743	-	12,023
Total certificates of deposit in excess of insured amounts	20,874	21,892	4,430	21	47,217
Term deposits in excess of insured amounts
Australia	60,187	21,572	21,778	4,348	107,885
New Zealand	15,331	10,651	8,122	1,723	35,827
Other overseas	3,698	861	975	187	5,721
Total term deposits in excess of insured amounts	79,216	33,084	30,875	6,258	149,433
Interbank term deposits in excess of insured amounts[1]
Australia	1,487	1,619	1,303	20	4,429
New Zealand	-	1	-	-	1
Other overseas	1	-	10	23	34
Total interbank term deposits in excess of insured amounts	1,488	1,620	1,313	43	4,464

1.Interbank term deposits are included in Note 19.